Share-Based Compensation (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for awards, shares	8,000,000
Common stock reserved for future awards, shares	5,513,260
Stock-based employee compensation expense	$ 7.9	$ 4.4	$ 1.1
Related tax benefits	2.9	1.6	0.4
Unrecognized compensation cost related to nonvested awards	$ 21.0
Weighted-average remaining requisite service period, years	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 2 months
401(k) match, profit sharing and non-elective expense	$ 9.8	$ 8.4	$ 6.1
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	161,504	586,219	874,182
Fair value of shares granted	$ 4.5	$ 11.3	$ 11.6
Shares nonvested	161,504	1,460,401
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	580,267	198,532	31,655
Fair value of shares granted		$ 4.2	$ 0.5
Shares vesting period, (years)	3 years
Shares nonvested	2,268,792	230,187
Omnibus Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units issued	52,035
Director Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units issued	226,908
2014 Award | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares nonvested	586,219
2014 Award | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares nonvested	198,532
2013 Award | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares nonvested	874,182
2013 Award | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares nonvested	30,087
2015 Award | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares nonvested	161,504
NiSource Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	450,107
Fair value of shares granted	$ 11.6
NiSource Plan | Omnibus Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units issued	13,495
Units Converted	21,399
NiSource Plan | 2015 Award | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares nonvested	450,107
CPG Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	130,160
Fair value of shares granted	$ 3.6
CPG Plan | Omnibus Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units issued	30,636
CPG Plan | 2015 Award | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares nonvested	129,665